Shareholder's Equity - Additional Information (Detail) - $ / shares						11 Months Ended	12 Months Ended
	Sep. 30, 2021	Aug. 03, 2021	Jul. 29, 2021	Mar. 01, 2021	Jan. 25, 2021	Dec. 31, 2021	Dec. 31, 2022
Class of Stock [Line Items]
Equity Method Investment, Ownership Percentage							50.00%
Preferred stock par or stated value per share							$ 0.0001
Preferred stock shares authorized							1,000,000
Preferred stock shares issued						0	0
Preferred stock shares outstanding						0	0
Stockholders' Equity Note, Stock Split							1:1.2
Volume weighted average price of shares							$ 9.2
Proceeds from equity used for funding business combination as a percentage of the total							60.00%
Notice period of redemption warrant							30 days
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 11.5
Warrants and rights outstanding term							5 years
Common Class A [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares			15,000,000
Common stock par or stated value per share				$ 0.0001			$ 0.0001
Common stock shares authorized				100,000,000			100,000,000
Common Class A [Member] | Founder [Member]
Class of Stock [Line Items]
Percentage of common stock issued and outstanding							20.00%
Common Class B [Member]
Class of Stock [Line Items]
Common stock par or stated value per share				$ 0.0001			$ 0.0001
Common stock shares authorized				10,000,000			10,000,000
Stock Issued During Period, Shares, Stock Splits				4,312,500
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par or stated value per share				$ 0.0001
Preferred stock shares authorized				1,000,000
Redemption of warrants equals or exceeds $18.00 [Member]
Class of Stock [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price							180.00%
Share price							$ 18
Class of warrants or rights redemption price per unit							$ 0.01
Securities for capital with closing of initial business combination						20 days	20 days
Third trading day prior to date on which company notice of redemption							30 days
Redemption of warrants equals or exceeds $18.00 [Member] | Common Class A [Member]
Class of Stock [Line Items]
Notice period of redemption warrant							30 days
Redemption of warrants below $9.20 [Member]
Class of Stock [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price							115.00%
Share price							$ 9.2
Over-Allotment Option [Member]
Class of Stock [Line Items]
Number of additional shares purchased	444,103
Number of shares available for purchase		2,250,000
Number of shares lapsed		111,026
Number of founder shares forfeited		451,464
Over-Allotment Option [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common Stock Shares Subject To Forfeiture						562,500
Over-Allotment Option [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares					3,593,750
Common Stock Shares Subject To Forfeiture					468,750
Equity Method Investment, Ownership Percentage					20.00%